LOCAL AND FOREIGN CURRENCY - Non-Current Liabilities (Details) CLF in Thousands, $ in Thousands	Dec. 31, 2022 CLP ($)	Dec. 31, 2022 CLF	Dec. 31, 2021 CLP ($)	Dec. 31, 2021 CLF	Dec. 31, 2020 CLP ($)
NON-CURRENT LIABILITIES
Other financial liabilities	$ 904,802,058		$ 1,041,048,972
Trade accounts and other accounts payable	3,015,284		256,273
Non-current accounts payable related companies	10,354,296	CLF 10,354,296	11,557,723	CLF 11,557,723
Other non-current provisions	47,103,783		55,883,527
Deferred tax liabilities	165,778,556		168,454,827
Employee benefits non-current provisions	17,409,793		14,139,670
Other non-financial liabilities	29,589,051		23,784,817
Total Non-current liabilities	1,178,052,821		1,315,125,809		$ 1,238,447,623
More than 1 until 3 years
NON-CURRENT LIABILITIES
Other financial liabilities	40,713,614		35,164,178
Trade accounts and other accounts payable	3,015,284		256,273
Non-current accounts payable related companies	10,354,296		11,557,723
Other non-current provisions	1,397,148		1,917,655
Deferred tax liabilities	26,966,210		21,365,277
Employee benefits non-current provisions			1,329,992
Other non-financial liabilities			21,113
Total Non-current liabilities	83,746,063		71,612,211
More than 3 years until 5 years
NON-CURRENT LIABILITIES
Other financial liabilities	28,457,265		331,118,858
Other non-current provisions	45,706,635		53,965,872
Deferred tax liabilities	34,088,989		35,470,702
Employee benefits non-current provisions	60,560		62,456
Other non-financial liabilities	29,589,051		23,763,704
Total Non-current liabilities	137,902,500		444,381,592
Over Five Years
NON-CURRENT LIABILITIES
Other financial liabilities	835,631,179		674,765,936
Deferred tax liabilities	104,723,357		111,618,848
Employee benefits non-current provisions	16,049,722		12,747,222
Total Non-current liabilities	956,404,258		799,132,006
USD.
NON-CURRENT LIABILITIES
Other financial liabilities	253,743,096		557,367,294
Total Non-current liabilities	253,743,096		557,367,294
USD. | More than 1 until 3 years
NON-CURRENT LIABILITIES
Other financial liabilities	1,612,279		1,726,426
Total Non-current liabilities	1,612,279		1,726,426
USD. | More than 3 years until 5 years
NON-CURRENT LIABILITIES
Other financial liabilities	513,738		308,546,732
Total Non-current liabilities	513,738		308,546,732
USD. | Over Five Years
NON-CURRENT LIABILITIES
Other financial liabilities	251,617,079		247,094,136
Total Non-current liabilities	251,617,079		247,094,136
UF
NON-CURRENT LIABILITIES
Other financial liabilities	520,200,005		468,745,773
Total Non-current liabilities	520,200,005		468,745,773
UF | More than 1 until 3 years
NON-CURRENT LIABILITIES
Other financial liabilities	35,491,226		29,821,850
Total Non-current liabilities	35,491,226		29,821,850
UF | More than 3 years until 5 years
NON-CURRENT LIABILITIES
Other financial liabilities	15,781,426		15,453,105
Total Non-current liabilities	15,781,426		15,453,105
UF | Over Five Years
NON-CURRENT LIABILITIES
Other financial liabilities	468,927,353		423,470,818
Total Non-current liabilities	468,927,353		423,470,818
CLP
NON-CURRENT LIABILITIES
Other financial liabilities	120,675,058		4,602,887
Trade accounts and other accounts payable	3,015,284		256,273
Deferred tax liabilities	94,551,830		100,541,905
Employee benefits non-current provisions	16,775,556		13,439,476
Total Non-current liabilities	235,017,728		118,840,541
CLP | More than 1 until 3 years
NON-CURRENT LIABILITIES
Other financial liabilities			602,887
Trade accounts and other accounts payable	3,015,284		256,273
Deferred tax liabilities	5,617,287		3,619,149
Employee benefits non-current provisions	665,274		629,798
Total Non-current liabilities	9,297,845		5,108,107
CLP | More than 3 years until 5 years
NON-CURRENT LIABILITIES
Other financial liabilities	8,500,000		4,000,000
Deferred tax liabilities	38,945		1,845,868
Employee benefits non-current provisions	60,560		62,456
Total Non-current liabilities	8,599,505		5,908,324
CLP | Over Five Years
NON-CURRENT LIABILITIES
Other financial liabilities	112,175,058
Deferred tax liabilities	88,895,598		95,076,888
Employee benefits non-current provisions	16,049,722		12,747,222
Total Non-current liabilities	217,120,378		107,824,110
BRL
NON-CURRENT LIABILITIES
Other financial liabilities	10,047,760		10,246,879
Non-current accounts payable related companies	10,354,296		11,557,723
Other non-current provisions	45,706,635		53,965,872
Deferred tax liabilities	34,050,044		33,624,834
Other non-financial liabilities	29,589,051		23,763,704
Total Non-current liabilities	129,747,786		133,159,012
BRL | More than 1 until 3 years
NON-CURRENT LIABILITIES
Other financial liabilities	3,473,970		2,926,876
Non-current accounts payable related companies	10,354,296		11,557,723
Total Non-current liabilities	13,828,266		14,484,599
BRL | More than 3 years until 5 years
NON-CURRENT LIABILITIES
Other financial liabilities	3,662,101		3,119,021
Other non-current provisions	45,706,635		53,965,872
Deferred tax liabilities	34,050,044		33,624,834
Other non-financial liabilities	29,589,051		23,763,704
Total Non-current liabilities	113,007,831		114,473,431
BRL | Over Five Years
NON-CURRENT LIABILITIES
Other financial liabilities	2,911,689		4,200,982
Total Non-current liabilities	2,911,689		4,200,982
ARS
NON-CURRENT LIABILITIES
Other financial liabilities	136,139		86,139
Other non-current provisions	1,397,148		1,917,655
Deferred tax liabilities	21,348,923		17,746,128
Employee benefits non-current provisions	10,484
Other non-financial liabilities			21,113
Total Non-current liabilities	22,892,694		19,771,035
ARS | More than 1 until 3 years
NON-CURRENT LIABILITIES
Other financial liabilities	136,139		86,139
Other non-current provisions	1,397,148		1,917,655
Deferred tax liabilities	21,348,923		17,746,128
Employee benefits non-current provisions	10,484
Other non-financial liabilities			21,113
Total Non-current liabilities	22,892,694		19,771,035
PYG
NON-CURRENT LIABILITIES
Deferred tax liabilities	15,827,759		16,541,960
Employee benefits non-current provisions	623,753		700,194
Total Non-current liabilities	16,451,512		17,242,154
PYG | More than 1 until 3 years
NON-CURRENT LIABILITIES
Employee benefits non-current provisions	623,753		700,194
Total Non-current liabilities	623,753		700,194
PYG | Over Five Years
NON-CURRENT LIABILITIES
Deferred tax liabilities	15,827,759		16,541,960
Total Non-current liabilities	$ 15,827,759		$ 16,541,960